Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800
May 6, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Transamerica Partners Funds Group II (the “Registrant”) (333-00295; 811-07495)
Dear Sir or Madam:
On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Registration dated May 1, 2009, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of prospectus contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 29) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2009 via EDGAR (Accession Number 0000950144-09-003718).
Any comments or questions on this filing should be directed to the undersigned at (727) 299-1803.
Very truly yours,
/s/ Margaret A. Cullem-Fiore
Margaret A. Cullem-Fiore
Vice President and Senior Counsel